Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Prepaid Expenses and Other Current Assets

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2019	2020
	(RMB in thousands)
Receivables from third-party payment service providers (i)	355,159	587,168
Deposits to Institutional Funding Partners (ii)	495,488	288,215
Prepayment to inventory suppliers	54,486	59,586
Prepaid input value-added tax	54,436	33,695
Staff advances	21,219	12,694
Guarantee derivative assets at fair value (Note 9)	280,998	—
Rental deposits and other current assets	63,138	23,487
Total prepaid expenses and other current assets	1,324,924	1,004,845

(i)

The Group opened accounts with third‑party payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Borrowers and Individual Investors or Institutional Funding Partners. The balance of receivables from third‑party payment service providers represents amounts temporarily held in these accounts.

(ii)	The balances represent deposits made to the Institutional Funding Partners to directly satisfy the principal and interest payment obligations in case of Borrowers’ defaults.